Key Management Personnel - Summary of Remuneration of the Company's Board of Directors and ELT (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 5.2	$ 3.9	$ 3.1
Director fees	0.6	0.3	0.3
Share-based compensation (Note 34)	5.7	14.1
Key management personnel compensation	$ 11.5	$ 18.3	$ 3.4